Property, plant and equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, plant and equipment
Balance at the beginning	$ 1,609,147
Balance at the end	2,598,447	$ 1,609,147
Cash payment for purchase of property, plant and equipment	602,012	116,045	$ 46,192
Property, plant and equipment | Vessels
Property, plant and equipment
Balance at the beginning	1,428,673
Additions	1,050,000
Balance at the end	2,353,290	1,428,673
Pledged as security on borrowings	$ 1,091,000	1,000,000
Number of vessels acquired | item	12
Cash payment for purchase of property, plant and equipment	$ 588,300
Borrowings novated from seller for purchase of property, plant and equipment	129,100
Shares issued for purchase of property, plant and equipment	332,600
Property, plant and equipment | Dry docking
Property, plant and equipment
Balance at the beginning	28,413
Balance at the end	28,531	28,413
Property, plant and equipment | Furniture and fixtures
Property, plant and equipment
Balance at the beginning	277
Balance at the end	354	277
Right-of-use assets
Property, plant and equipment
Balance at the beginning	151,784
Balance at the end	216,272	151,784
Cost
Property, plant and equipment
Balance at the beginning	2,311,280	2,373,883
Additions	1,131,996	132,140
Disposals	(15,186)	(98,493)
Lease remeasurement	91,640	49,625
Reclassified to assets held-for-sale (note 13)	(46,598)	(135,003)
Write off on completion of dry docking costs	(1,565)	(10,872)
Balance at the end	3,471,567	2,311,280	2,373,883
Cost | Property, plant and equipment | Vessels
Property, plant and equipment
Balance at the beginning	1,932,413	1,953,789
Additions	1,049,295	102,021
Reclassification		5,500
Reclassified to assets held-for-sale (note 13)	(44,873)	(128,897)
Balance at the end	2,936,835	1,932,413	1,953,789
Cost | Property, plant and equipment | Dry docking
Property, plant and equipment
Balance at the beginning	52,074	55,121
Additions	14,332	13,931
Reclassified to assets held-for-sale (note 13)	(1,725)	(6,106)
Write off on completion of dry docking costs	(1,565)	(10,872)
Balance at the end	63,116	52,074	55,121
Cost | Property, plant and equipment | Furniture and fixtures
Property, plant and equipment
Balance at the beginning	910	817
Additions	192	93
Balance at the end	1,102	910	817
Cost | Right-of-use assets
Property, plant and equipment
Balance at the beginning	325,883	364,156
Additions	68,177	16,095
Disposals	(15,186)	(98,493)
Lease remeasurement	91,640	49,625
Reclassification		(5,500)
Balance at the end	470,514	325,883	364,156
Accumulated depreciation and impairment charge
Property, plant and equipment
Balance at the beginning	(702,133)	(603,927)
Depreciation charge	(201,338)	(217,121)
Disposals	15,186	55,681
Reclassified to assets held-for-sale (note 13)	13,600	52,362
Write off on completion of dry docking costs	1,565	10,872
Balance at the end	(873,120)	(702,133)	(603,927)
Accumulated depreciation and impairment charge | Property, plant and equipment | Vessels
Property, plant and equipment
Balance at the beginning	(503,740)	(465,559)
Depreciation charge	(91,924)	(88,724)
Reclassified to assets held-for-sale (note 13)	12,119	50,543
Balance at the end	(583,545)	(503,740)	(465,559)
Accumulated depreciation and impairment charge | Property, plant and equipment | Dry docking
Property, plant and equipment
Balance at the beginning	(23,661)	(23,179)
Depreciation charge	(13,970)	(13,173)
Reclassified to assets held-for-sale (note 13)	1,481	1,819
Write off on completion of dry docking costs	1,565	10,872
Balance at the end	(34,585)	(23,661)	(23,179)
Accumulated depreciation and impairment charge | Property, plant and equipment | Furniture and fixtures
Property, plant and equipment
Balance at the beginning	(633)	(510)
Depreciation charge	(115)	(123)
Balance at the end	(748)	(633)	(510)
Accumulated depreciation and impairment charge | Right-of-use assets
Property, plant and equipment
Balance at the beginning	(174,099)	(114,679)
Depreciation charge	(95,329)	(115,101)
Disposals	15,186	55,681
Balance at the end	$ (254,242)	$ (174,099)	$ (114,679)